Associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Net income statement effect	$ 659	$ 6,438	$ 1,108
Other comprehensive income effect	(94)	(482)	(37)
Total comprehensive income effect	565	5,956	1,071
Recycling of the Novartis share of other comprehensive income from associated companies		511
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Net income statement effect	662	526	456
Other comprehensive income effect	(94)	75	108
Total comprehensive income effect	568	601	564
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Net income statement effect		5,910	629
Other comprehensive income effect		(557)	(145)
Total comprehensive income effect		5,353	484
Others
Disclosure of associates [line items]
Net income statement effect	(3)	2	23
Total comprehensive income effect	$ (3)	$ 2	$ 23